Redeemable Preferred Stock (Details) - USD ($) $ in Thousands, shares in Millions			12 Months Ended
	Jun. 16, 2021	May 10, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Loss on settlement of redeemable preferred stock	$ 14,000		$ 14,037	$ 0	$ 0
Redeemable preferred stock			0	163,329
Class A Common Stock
Class of Stock [Line Items]
Equity consideration transferred in exchange for redemption of preferred stock	$ 59,000
Equity consideration transferred in exchange for redemption of preferred stock (in shares)	12.8
Wilco Holdco, Inc.
Class of Stock [Line Items]
Proceeds from issuance of preferred stock		$ 98,000
Annual dividend rate		10.25%
Quarterly increase in dividend rate after second anniversary		0.25%
Cumulative preferred dividends			$ 10,100	$ 19,000	$ 15,500